Pay vs Performance Disclosure - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 1,500	$ (3,395)	$ (12,819)	$ (4,631)